Consolidated Statements of Financial Position	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CAD ($)	Jul. 31, 2019 USD ($)	Jul. 29, 2019 USD ($)	Jul. 31, 2018 USD ($)
Current assets
Cash	$ 57,268,685		$ 21,249	$ 26,104	$ 157,034	$ 192,916		$ 763,897
Amounts receivable	12,574		22,515	27,660	2,816	3,459
Prepaid expenses	516,891		217,699	267,444	8,683	10,667
Total current assets	57,798,150		261,463	321,208	168,533	207,042
Investments	2		2	2	2	2
Intellectual property (Note 4)	245,610		260,866	320,474	276,121	339,215
Total Assets	58,043,762		522,331	641,684	444,656	546,259
Current liabilities
Accounts payable and accrued liabilities (Note 10)	556,795		3,714,012	4,562,856	810,795	996,172
Short term loans (Note 5(a))			249,799	306,878	322,526	396,224
Total current liabilities	556,795		3,963,811	4,869,734	1,133,321	1,392,396
Long term liabilities
Warrant liability (Note 6)	199,458	$ 8,879,162
Government loans (Note 5(b))	25,986		155,940	191,572
Total long term liabilities	225,444		155,940	191,572
Shareholders’ equity (deficit)
Share capital (Note 7)	54,782,633		12,263,858	15,065,961	11,112,255	13,651,217
Share-based payment reserve (Note 8)	2,178,130		597,551	739,193	709,798	877,089
Warrant reserve (Note 7)	16,193,475		1,849,335	2,271,910	2,336,540	2,870,442
Accumulated other comprehensive loss	(138,684)		(138,684)	(170,374)	(101,176)	(124,295)
Deficit	(15,754,031)		(18,169,480)	(22,326,312)	(14,746,082)	(18,120,590)
Total shareholders’ equity (deficit)	57,261,523		(3,597,420)	(4,419,622)	(688,665)	(846,137)	$ (688,665)		$ 1,002,202
Total liabilities and shareholders’ equity (deficit)	$ 58,043,762		$ 522,331	$ 641,684	$ 444,656	$ 546,259